Expense Example - Victory Sycamore Small Company Opportunity Fund	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	696	952	1,227	2,010	95	296	515	1,143	147	456	787	1,724	88	274	477	1,061	110	343	595	1,317